Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management
Schedule of hedged currency mix

EURm	USD	JPY	CNY	INR
2017
Foreign exchange derivatives used as cash flow hedges, net(1)	(803)	(230)	–	–
Foreign exchange derivatives used as fair value hedges, net(2)	(84)	–	–	–
Foreign exchange derivatives used as net investment hedges, net(3)	(2 839)	–	(728)	(403)
Foreign exchange exposure from statement of financial position items, net	(3 365)	196	(765)	(352)
Foreign exchange derivatives not designated in a hedge relationship, carried at fair value through profit and loss, net(4)	1 777	(411)	577	446
Cross-currency/interest rate hedges	1 377	–	–	–
2016
Foreign exchange derivatives used as cash flow hedges, net(1)	–	(158)	–	–
Foreign exchange derivatives used as fair value hedges, net(2)	(397)	–	–	–
Foreign exchange derivatives used as net investment hedges, net(3)	(1 418)	–	–	(104)
Foreign exchange exposure from statement of financial position items, net	(2 172)	434	(227)	(236)
Foreign exchange derivatives not designated in a hedge relationship, carried at fair value through profit and loss, net(4)	1 747	(174)	(587)	104
Cross-currency/interest rate hedges	1 051	(328)	–	–

(1)

Used to hedge the foreign exchange risk from forecasted highly probable cash flows related to sales, purchases and business acquisition activities. In some currencies, especially the U.S. dollar, the Group has substantial foreign exchange risks in both estimated cash inflows and outflows. The underlying exposures for which these hedges are entered into are not presented in the table as they are not financial instruments.

(2)

Used to hedge foreign exchange risk from contractual firm commitments. The underlying exposures for which these hedges are entered into are not presented in the table as they are not financial instruments.

(3)	Used to hedge net investment exposure. The underlying exposures for which these hedges are entered into are not presented in the table as they are not financial instruments.
(4)

Items on the statement of financial position and some probable forecasted cash flows denominated in foreign currencies are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

Schedule of VaR from financial instruments

	2017	2016
EURm	VaR from financial instruments
As of December 31	144	83
Average for the year	205	111
Range for the year	144-267	73-149

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2017		2016
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Assets	889	7 581	2 107	7 410
Liabilities	(3 637)	(57)	(3 845)	(113)
Assets and liabilities before derivatives	(2 748)	7 524	(1 738)	7 297
Interest rate derivatives	1 371	(1 371)	1 358	(1 328)
Assets and liabilities after derivatives	(1 377)	6 153	(380)	5 969

(1)	All investments and credit support-related liabilities with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2017			2016
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	126	2	(1)	181	(3)	(2)
Interest rates – decrease by 50 basis points	(67)	(1)	–	(99)	2	1

Schedule of maximum exposure to credit risk

EURm	2017	2016
Loan commitments given but not used	495	223
Outstanding customer finance loans(1)	160	129
Total	655	352

(1)	Includes acquired customer loans on a fair value basis. Excludes EUR 33 million (EUR 33 million in 2016) which are considered to be uncollectible and have been provisioned.

Schedule of aging of past due receivables not considered to be impaired

EURm	2017	2016
Past due 1-30 days	67	102
Past due 31-180 days	94	141
More than 180 days	117	223
Total	278	466

Schedule of outstanding fixed income and money-market investments by sector and credit rating grades ranked as per Moody's rating categories

EURm	Rating(1)	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)(4)
2017
Banks	Aaa	607	–	–	–	–	607
	Aa1-Aa3	398	74	69	–	–	541
	A1-A3	1 808	247	240	191	45	2 531
	Baa1-Baa3	455	232	125	–	–	812
	Ba1-B3	35	–	2	–	–	37
	Non-rated	38	–	–	–	–	38
Governments	A1-A3	1	2	–	–	–	3
Other	Aa1-Aa3	24	10	39	–	–	73
	A1-A3	10	53	78	–	–	141
Total		3 376	618	553	191	45	4 783
2016
Banks	Aaa	1 054	–	–	–	–	1 054
	Aa1-Aa3	410	201	35	–	–	646
	A1-A3	1 405	211	387	116	–	2 119
	Baa1-Baa3	893	728	–	–	–	1 621
	Ba1-Ba3	15	–	–	–	–	15
	Non rated	42	–	–	–	–	42
Governments	A1-A3	–	–	274	53	–	327
Other	Aa1-Aa3	45	30	1	–	–	76
	A1-A3	52	61	13	–	–	126
	Baa1-Baa3	6	13	5	–	–	24
Total		3 922	1 244	715	169	–	6 050

(1)	Bank Parent Company ratings are used here for bank groups. In some emerging markets countries, actual bank subsidiary ratings may differ from the Parent Company rating.
(2)

Fixed income and money-market investments include term deposits, structured deposits, investments in liquidity funds and investments in fixed income instruments classified as available-for-sale investments and investments at fair value through profit and loss. Liquidity funds invested solely in government securities are included under Governments. Other liquidity funds are included under Banks.

(3)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months include EUR 701 million (EUR 566 million in 2016) of instruments that have a call period of less than 3 months.

(4)

Includes EUR 5 million of restricted investments (EUR 5 million in 2016) within fixed income and money-market investments. These are restricted financial assets under various contractual or legal obligations.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral received/(pledged)	Net amount
2017
Derivative assets	197	–	197	135	38	24
Derivative liabilities	(268)	–	(268)	(145)	(100)	(23)
Total	(71)	–	(71)	(10)	(62)	1
2016
Derivative assets	235	–	235	153	73	9
Derivative liabilities	(236)	–	(236)	(128)	(96)	(12)
Total	(1)	–	(1)	25	(23)	(3)

Schedule of current long-term funding programs
Issuer:	Program:	Issued
Nokia Corporation	Euro Medium-Term Note Program, totaling EUR 5 000 million	1 250

Significant current short-term funding programs as of December 31, 2017:

Issuer:	Program:	Issued
Nokia Corporation	Local commercial paper program in Finland, totaling EUR 750 million	-

Schedule of undiscounted cash flow analysis for financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2017
Non-current financial assets
Long-term loans receivable	112	21	–	77	4	10
Current financial assets
Short-term loans receivable	92	6	86	–	–	–
Available-for-sale investments, including cash equivalents(1)	4 797	3 381	621	558	192	45
Bank and cash	3 497	3 497	–	–	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts ̶ receipts	11 484	10 249	1 235	–	–	–
Derivative contracts ̶ payments	(11 330)	(10 108)	(1 222)	–	–	–
Accounts receivable(2)	5 633	4 297	1 208	107	21	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(4 657)	(44)	(95)	(938)	(1 098)	(2 482)
Other long-term liabilities	(754)	–	–	(748)	–	(6)
Current financial liabilities
Short-term borrowings	(313)	(215)	(98)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts ̶ receipts	10 278	8 265	280	573	486	674
Derivative contracts ̶ payments	(10 245)	(8 366)	(243)	(568)	(467)	(601)
Accounts payable	(3 996)	(3 731)	(251)	(9)	(3)	(2)
Contingent financial assets and liabilities
Loan commitments given undrawn(3)	(495)	(71)	(172)	(174)	(78)	–
Loan commitments obtained undrawn(4)	1 566	(1)	(3)	1 570	–	–

(1)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months include EUR 701 million of instruments that have a call period of less than 3 months.

(2)	Accounts receivable maturity analysis does not include accrued receivables of EUR 1 247 million.
(3)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(4)	Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2016
Non-current financial assets
Long-term loans receivable	150	–	2	86	32	30
Current financial assets
Short-term loans receivable	62	32	28	2	–	–
Investments at fair value through profit and loss	326	–	1	272	53	–
Available-for-sale investments, including cash equivalents(1)	5 753	3 935	1 248	453	117	–
Bank and cash	3 276	3 276	–	–	–	–
Cash flows related to derivative financial assets net settled:
Derivative contracts ̶ receipts	42	18	(6)	30	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts ̶ receipts	8 221	6 473	492	1 038	13	205
Derivative contracts ̶ payments	(7 942)	(6 404)	(440)	(962)	(5)	(131)
Accounts receivable(2)	5 895	4 430	1 354	106	5	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(5 807)	(85)	(140)	(1 955)	(269)	(3 358)
Current financial liabilities
Short-term borrowings	(372)	(255)	(116)	(1)	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts ̶ receipts	8 948	7 727	925	248	48	–
Derivative contracts ̶ payments	(9 187)	(7 867)	(995)	(272)	(53)	–
Accounts payable	(3 781)	(3 600)	(152)	(29)	–	–
Contingent financial assets and liabilities
Loan commitments given undrawn(3)	(223)	(30)	(83)	(110)	–	–
Loan commitments obtained undrawn(4)	1 564	(1)	(3)	1 568	–	–

(1)

Instruments that include a call feature have been presented at their final maturities, if any. Instruments that are contractually due beyond 3 months included EUR 566 million of instruments that have a call period of less than 3 months in 2016.

(2)	Accounts receivable maturity analysis did not include accrued receivables of EUR 1 077 million.
(3)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.